John Hancock
ESG International Equity Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 97.6%		$59,655,385
(Cost $52,055,805)
Australia 1.6%		995,153
Macquarie Group, Ltd.	10,415	995,153
Belgium 1.7%		1,024,008
Umicore SA	22,240	1,024,008
Brazil 2.6%		1,621,504
Itau Unibanco Holding SA, ADR	137,977	1,050,005
Pagseguro Digital, Ltd., Class A (A)	17,590	571,499
Canada 2.1%		1,293,166
Canadian Pacific Railway, Ltd.	4,865	1,293,166
China 7.1%		4,314,064
Alibaba Group Holding, Ltd., ADR (A)	8,895	1,837,616
BYD Company, Ltd., H Shares	110,500	575,244
Ping An Insurance Group Company of China, Ltd., H Shares	106,300	1,202,026
Sunny Optical Technology Group Company, Ltd.	44,000	699,178
Denmark 5.0%		3,084,548
Novo Nordisk A/S, B Shares	22,435	1,365,656
Orsted A/S (B)	7,409	808,113
Vestas Wind Systems A/S	9,175	910,779
Finland 2.0%		1,240,848
Nokia OYJ (A)	109,270	425,357
Sampo OYJ, A Shares	18,015	815,491
France 6.5%		3,956,993
Air Liquide SA	7,104	1,027,167
AXA SA	35,460	942,940
BioMerieux	9,210	912,828
Schneider Electric SE	10,770	1,074,058
Germany 8.7%		5,335,395
Bayerische Motoren Werke AG	9,090	647,496
Deutsche Telekom AG	60,265	976,043
Infineon Technologies AG	43,805	941,064
KION Group AG	9,709	607,706
SAP SE	8,140	1,060,086
Vonovia SE	19,325	1,103,000
Hong Kong 3.3%		1,995,089
AIA Group, Ltd.	83,400	826,406
Beijing Enterprises Water Group, Ltd. (A)	1,077,840	479,337
Hang Lung Properties, Ltd.	330,000	689,346
India 2.3%		1,383,312
HDFC Bank, Ltd., ADR	24,150	1,383,312
Indonesia 2.8%		1,702,653
Bank Rakyat Indonesia Persero Tbk PT	3,678,197	1,195,800
Kalbe Farma Tbk PT	4,858,900	506,853
Ireland 1.2%		714,499
Kerry Group PLC, Class A	5,590	714,499
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan 13.5%		$8,244,293
Daikin Industries, Ltd.	8,000	1,127,259
Hoya Corp.	11,820	1,131,238
Keyence Corp.	2,500	840,393
Nippon Telegraph & Telephone Corp.	22,000	560,935
ORIX Corp.	74,100	1,251,732
Panasonic Corp.	48,100	478,019
Recruit Holdings Company, Ltd.	19,099	744,408
Shimano, Inc.	5,100	781,970
Shiseido Company, Ltd.	11,000	708,187
Sundrug Company, Ltd.	18,300	620,152
Mexico 1.5%		891,147
Grupo Financiero Banorte SAB de CV, Series O	144,600	891,147
Netherlands 3.2%		1,961,292
ASML Holding NV	2,345	658,097
ING Groep NV	120,030	1,303,195
Russia 2.2%		1,365,585
Yandex NV, Class A (A)	30,475	1,365,585
South Africa 2.6%		1,607,644
Growthpoint Properties, Ltd.	312,735	438,207
Naspers, Ltd., N Shares	7,210	1,169,437
South Korea 2.8%		1,717,154
LG Household & Health Care, Ltd.	795	831,508
SK Hynix, Inc.	11,640	885,646
Spain 2.1%		1,268,946
Melia Hotels International SA	63,119	506,905
Red Electrica Corp. SA	38,090	762,041
Sweden 2.9%		1,755,869
Atlas Copco AB, B Shares	24,915	774,443
Essity AB, B Shares	30,915	981,426
Switzerland 5.4%		3,303,669
Novartis AG	13,771	1,300,921
Roche Holding AG	5,970	2,002,748
Taiwan 1.6%		976,853
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	18,110	976,853
Thailand 2.7%		1,674,159
Advanced Info Service PCL	97,100	631,283
Kasikornbank PCL	231,400	1,042,876
United Kingdom 10.2%		6,227,542
Croda International PLC	12,423	815,803
Dechra Pharmaceuticals PLC	15,950	597,669
DS Smith PLC	168,320	754,657
Ferguson PLC	14,799	1,328,976
Reckitt Benckiser Group PLC	8,700	720,127
Spirax-Sarco Engineering PLC	7,290	856,391
Unilever NV	19,775	1,153,919

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

Total investments (Cost $52,055,805) 97.6%	$59,655,385
Other assets and liabilities, net 2.4%	1,437,022
Total net assets 100.0%	$61,092,407

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-20:
Financials	21.1%
Industrials	14.3%
Health care	12.8%
Information technology	11.5%
Consumer discretionary	9.8%
Consumer staples	9.5%
Materials	5.9%
Communication services	5.7%
Real estate	3.6%
Utilities	3.4%
Other assets and liabilities, net	2.4%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$995,153	—	$995,153	—
Belgium	1,024,008	—	1,024,008	—
Brazil	1,621,504	$1,621,504	—	—
Canada	1,293,166	1,293,166	—	—
China	4,314,064	1,837,616	2,476,448	—
Denmark	3,084,548	—	3,084,548	—
Finland	1,240,848	—	1,240,848	—
France	3,956,993	—	3,956,993	—
Germany	5,335,395	—	5,335,395	—
Hong Kong	1,995,089	—	1,995,089	—
India	1,383,312	1,383,312	—	—
Indonesia	1,702,653	—	1,702,653	—
Ireland	714,499	—	714,499	—
Japan	8,244,293	—	8,244,293	—
Mexico	891,147	891,147	—	—
Netherlands	1,961,292	—	1,961,292	—
Russia	1,365,585	1,365,585	—	—
South Africa	1,607,644	—	1,607,644	—
South Korea	1,717,154	—	1,717,154	—
|	5

	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Spain	$1,268,946	—	$1,268,946	—
Sweden	1,755,869	—	1,755,869	—
Switzerland	3,303,669	—	3,303,669	—
Taiwan	976,853	$976,853	—	—
Thailand	1,674,159	—	1,674,159	—
United Kingdom	6,227,542	—	6,227,542	—
Total investments in securities	$59,655,385	$9,369,183	$50,286,202	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
6	|